Note 4 - Change in Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
4	Change in significant accounting policies

A number of other new standards are also effective from
January 1, 2019
but they do
not
have a material effect on the Group’s financial statements.
4
(a) and (b) were initially applied in fiscal
2019.
4
(c) and (d) were initially applied in fiscal
2018.

(a)	IFRS 16 - Leases

The Group initially applied IFRS
16
Leases from
January 1, 2019.
A number of other new standards are also effective from
January 1, 2019
but they do
not
have a material effect on the Group’s financial statements. The Group applied IFRS
16
using the modified retrospective approach, under which the cumulative effect of initial application has to be recognised in retained earnings at
January 1, 2019,
although the adoption of IFRS
16
had
no
significant effect on the Group’s retained earnings at initial recognition. Accordingly, the comparative information presented for
2018
and
2017
are
not
restated – i.e. it is presented, as previously reported, under IAS
17
and related interpretations. The details of the change in the accounting policy is disclosed below. Additionally, the disclosure requirements in IFRS
16
have
not
been applied to comparative information.

As a lessee, the Group leases property for its administrative offices in Jersey, Channel Islands and in Johannesburg, South Africa. The Group previously classified leases as operating leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS
16,
the Group recognises right of use assets and lease liabilities for these leases – i.e. these leases are on-balance sheet.

i)	Leases classified as operating leases under IAS 17

Previously, the Group classified property leases as operating leases under IAS
17.
On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rates as at
January 1, 2019,
of
4%
and
10,25%
for each of the
two
leases accounted for at
December 31, 2019.

Right of use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

The Group has tested its right of use assets for impairment on the date of transition and concluded that there were no
indications that the right of use assets were impaired.

The Group used a number of practical expedients when applying IFRS
16
to leases previously classified as operating leases under IAS
17.
In particular, the Group:

•	did not recognise right of use assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application;

•	did not recognise right of use assets and liabilities for leases of low value assets;

•	excluded initial direct costs from the measurement of the right of use asset at the date of initial application; and

•	used hindsight when determining the lease term.

ii)	Impact on initial date of transition to IFRS 16

The impact of initial date of transition is summarised below:	$’000

Right of use assets (cost) – Property, plant and equipment (note 18)	410
Right of use assets (accumulated depreciation) – Property, plant and equipment (note 18)	(146)
Lease liabilities – Trade and other payables	264

When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate at
January 1, 2019.
The weighted-average rate applied ranged between
4%
and
10,25%.

(b)	IFRIC 23 - Uncertainty over Income Tax Treatments

IFRIC
23
provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments.

The Interpretation requires:
•	The Group to determine whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution;
•	The Group to determine if it is probable that the tax authorities will accept the uncertain tax treatment; and
•	If it is
not
probable that the uncertain tax treatment will be accepted, measure the tax uncertainty based on the most likely amount or expected value, depending on whichever method better predicts the resolution of the uncertainty. This measurement is required to be based on the assumption that each of the tax authorities will examine amounts they have a right to examine and have full knowledge of all related information when making those examinations.

The Group’s existing accounting policy for uncertain income tax treatments is consistent with the requirements in IFRIC
23
Uncertainty over Income Tax Treatments, which became effective on
January 1, 2019
and required
no
adjustment to the amounts in the financial statements.

(c)	IFRS 9 – Financial instruments

The Group adopted IFRS
9
on
January 1, 2018.
The limited retrospective approach followed in the adoption of IFRS
9
did
not
have a significant effect on the Group’s financial assets and liabilities.

As a result of the adoption of IFRS
9,
the Group has adopted consequential amendments to IAS
1
- Presentation of Financial Statements, which require impairment of financial assets to be presented in a separate line item in the statement of profit or loss and other comprehensive income. Previously, the Group’s approach was to include the impairment of the royalty rebate in other expenses. Consequently, the Group reclassified impairment losses amounting to
$181,
recognised under IAS
39,
from other expenses to impairment loss on trade receivables in the statement of profit or loss and other comprehensive income for the year ended
December 31, 2017.

(d)	IFRS 15 – Revenue from contracts with customers

The Group has adopted IFRS
15
on
January 1, 2018.
The Group’s revenue arrangements consist of a single performance obligation to transfer promised goods. As a result, the Group did not
identify any material differences in the amount and timing of revenue recognition for its revenue. Accordingly, the Group did not
record any transition adjustment upon adoption of the new guidance. Under the new standard, substantially all of the Group’s revenue is recognised when the goods are delivered to Fidelity Printers and Refiners Limited.

IFRS
15
establishes a comprehensive framework for determining whether, how much and when revenue is recognised. It replaced IAS
18
- Revenue, IAS
11
- Construction Contracts and related interpretations. Under IFRS
15,
revenue is recognised when a customer obtains control of the goods or services. Determining the timing of the transfer of control, at a point in time or over time, requires judgement.